SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2014		2013
		Weighted average exercise		Weighted average exercise
	Number of options	price	Number of options	price

Outstanding at beginning of year	805,300	$6.86	461,118	$0.20
Granted	1,154,345	$11.29	552,890	$9.87
Exercised	-	$-	(208,708)	$0.14
Cancelled	(372,345)	$18.38	-
Forfeited	(46,431)	$10.07	-

Outstanding at end of year	1,540,869	$7.30	805,300	$6.86

Vested and expected to vest	1,540,869	$7.30	805,300	$6.86

Options exercisable at the end of the year	640,401	$6.24	308,909	$0.33

Schedule of Share-based Compensation, Activity [Table Text Block]
The outstanding options granted to the Company's consultants are as follows:

		Exercise
Grant date	Number of options	price	Expiration date
February 28, 2010	8,805	2.184	February 28, 2020
February 17, 2011	3,804	0.0005	February 17, 2021
	12,609

*) All options were fully vested on grant date.

Schedule of Other Share-based Compensation, Activity [Table Text Block]
The outstanding options granted to the underwriters for the IPO are as follows:

		Exercise
Grant date	Number of options	price	Expiration date
May 28, 2013	15,306	12	May 28, 2015
May 28, 2013	52,083	16	November 28, 2015
May 28, 2013	52,084	20	May 28, 2016

	119,473

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The share-based expense recognized in the consolidated financial statements for services received from employees and non-employees is shown in the following table:

	Year ended
	December 31,
	2014	2013	2012

Research and development, net	$1,773	$430	$	*) -
Pre Commercialization expenses	616	-		-
General and administrative expenses	1,700	1,110		26

	$4,089	$1,540		$26

*) Represents an amount less than $ 1.